As filed with the Securities and Exchange Commission on February 12, 2014

Registration No. 333-135371 and 811-21913

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment ☐

Post-Effective Amendment No. 49 ☒

and/or

REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 51 ☒

(Check appropriate box or boxes)

SCOTIA INSTITUTIONAL FUNDS
(Exact Name of Registrant as Specified in Charter)
1055 WESTLAKES DRIVE, SUITE 301
BERWYN, PA 19312
(Address of Principal Executive Offices, including Zip Code)

DAVID LEBISKY
SCOTIA INSTITUTIONAL INVESTMENTS US, LP
1055 WESTLAKES DRIVE, SUITE 301
BERWYN, PA 19312
(Name and Address of Agent for Service)

COPY TO:

JOSHUA B. DERINGER, ESQ.
DRINKER BIDDLE & REATH LLP
ONE LOGAN SQUARE, STE. 2000
PHILADELPHIA, PA 19103-6996

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)
☐ On (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 49 is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summaries first provided in Post-Effective Amendment No. 48 to the Trust’s Registration Statement filed with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act of 1933, as amended, on January 27, 2014 (SEC Accession No. 0001534424-14-000020).

February 12, 2014

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 49 (the “Amendment”) to be signed on its behalf by the undersigned, thereto duly authorized in the City of Berwyn, Commonwealth of Pennsylvania on the 12th day of February 2014.

SCOTIA INSTITUTIONAL FUNDS

By: /s/ David Lebisky
Name: David Lebisky
Title: President

Pursuant to the requirements of the 1933 Act, this Amendment to Registrant’s registration statement has been signed below by the following persons in the capacities indicated on the 12th day of February 2014.

/s/ John Pereira*	Trustee
John Pereira

/s/ Gary Shugrue*	Trustee
Gary Shugrue

/s/ James Patton*	Trustee
James Patton

/s/ Malcolm MacColl*	Trustee
Malcolm MacColl

/s/ David Lebisky	President
David Lebisky

/s/ John Leven	Treasurer (Principal Financial Officer)
John Leven

*By:	/s/ Joshua B. Deringer
Joshua B. Deringer
Attorney-In-Fact (pursuant to Power of Attorney)

EXHIBIT INDEX

Exhibit No.	Description
101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.CAL	XBRL Taxonomy Extension Calculation Linkbase
101. DEF	XBRL Taxonomy Extension Definition Linkbase
101. LAB	XBRL Taxonomy Extension Labels Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase